Financial Income, Net	12 Months Ended
Dec. 31, 2021
Financial Income, Net
Financial Income, Net

(C.4) Financial Income, Net

€ millions	2021	2020	2019
Finance income	3,123	1,473	787
Thereof gains from financial assets at fair value through profit or loss	3,067	1,360	596
Finance costs	-949	-697	-589
Thereof losses from financial assets at fair value through profit or loss	-654	-342	-151
Thereof interest expense from financial liabilities at amortized cost	-160	-179	-207
Thereof interest expense from financial liabilities at fair value through profit or loss	-50	-76	-155
 Financial income, net	2,174	776	198